Reinsurance (Details) - USD ($) $ in Millions	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Reinsurance
Reinsurance recoverable assets	$ 17,988.9	$ 18,346.0	$ 13,541.3
Reinsurance recoverable liabilities	43.3	45.2	39.4
Reinsurance deposit receivable	$ 5,383.0	$ 6,078.7	$ 7,901.0